Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [text block]
	March 31, 2020	March 31, 2019
Trade inventories	1,302,056	1,715,314
	1,302,056	1,715,314